Common stock and Stock-Based Compensation - Summary Of Common Stock Reserved For Issuance (Details) - shares	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	74,681,899	75,514,616		20,943,726
Series Seed Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,020,309	2,020,309		868,054
Series A Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	4,573,935	4,573,935		2,378,753
Series B Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	12,234,661	12,234,661		1,716,987
Series C Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	10,211,548	10,211,548		3,091,485
Series D Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,990,707	3,990,707		331,145
Series D Exchange Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	239,405	239,405		239,405
SeriesD-1 Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,662,318	3,662,318		310,630
SeriesD-1 Exchange Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		0		0
SeriesD-1 Exchange Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	7,561,820	7,561,820
SeriesD-2 Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		7,561,820		7,561,820
Warrants outstanding for future issuance of Series D Shadow and SeriesD2Shadow preferred stock [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	756,172	1,094,667		757,717
Warrants outstanding for future issuance of common stock [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	0	2,063		35,754
Pay to Play warrants [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	764,330	721,086		726,563
Convertible Notes warrants 2023 [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			[1]	0
Pre-funded warrant [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,000,000	7,007,582		0
Stock options and restricted stock units [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	21,130,207	21,354,809		1,463,753
Stock options available for future issuance [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,036,487	839,706		1,461,660
Prefunded warrant April 2024 [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	4,500,000	0

[1]	The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable as of December 31, 2023 due to the variable settlement terms (see Note 9).